Summary of equity attributable to Novartis AG shareholders	6 Months Ended
Jun. 30, 2021
Disclosure of equity [abstract]
Equity
4. Summary of equity attributable to Novartis AG shareholders
		Number of outstanding shares (in millions)		Issued share capital and reserves attributable to Novartis AG shareholders (in USD millions)

	Note	2021	2020	H1 2021	H1 2020

Balance at beginning of year		2 256.8	2 265.0	56 598	55 474

Shares acquired to be canceled		-28.2		-2 558

Other share purchases		-1.3	-1.6	-128	-150

Exercise of options and employee transactions		0.6	14.7	39	823

Equity-based compensation		8.7	10.6	337	365

Shares delivered to Alcon employees as a result of the Alcon spin-off		0.1	0.3	17	29

Taxes on treasury share transactions					30

Decrease of treasury share repurchase obligation under a share buyback trading plan	4.1			1 769

Dividends				7 368	6 987

Net income of the period attributable to shareholders of Novartis AG				4 955	4 043

Other comprehensive income attributable to shareholders of Novartis AG				354	176

Other movements	4.2			27	9

Balance at June 30		2 236.7	2 289.0	54 042	53 812

4.1. In June 2021, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares to mitigate dilution related to participation plans of associates. Novartis was able to cancel this arrangement at any time but would have been subject to a 90-day waiting period.
This trading plan commitment was fully executed and expired in June 2021, and as a consequence, there is no contingent liability related to this plan recognized as of June 30, 2021.
In November 2020, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its up-to USD 2.5 billion share buyback. Novartis was able to cancel this arrangement at any time but would have been subject to a 90-day waiting period. The commitment under this arrangement therefore reflected the obligated purchases by the bank under such trading plan over a rolling 90-day period, or if shorter, until the maturity date of such trading plan.
This trading plan commitment was fully executed and expired in March 2021, and as a consequence, there is no contingent liability related to this plan recognized as of June 30, 2021.
4.2. Other movements include, for subsidiaries in hyperinﬂationary economies, the impact of the restatement of the non-monetary assets and liabilities with the general price index at the beginning of the period as well as the restatement of the equity balances of the current year.